VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—13.2%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 1,555	$ 1,187
3.000%, 8/15/48	3,115	2,558
1.375%, 8/15/50	1,320	733
1.875%, 2/15/51	1,335	848
1.875%, 11/15/51	940	595
2.250%, 2/15/52	1,840	1,280
2.875%, 5/15/52	985	789
U.S. Treasury Notes
2.500%, 4/30/24	505	491
0.625%, 12/31/27	990	839
1.500%, 2/15/30	1,265	1,078
1.375%, 11/15/31	630	513
4.125%, 11/15/32	400	408
Total U.S. Government Securities (Identified Cost $14,109)		11,319

Municipal Bonds—5.4%
California—0.2%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	250	164
Florida—1.2%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	1,065	1,007
Idaho—0.2%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	152
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	30	22
New York—3.0%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	1,290	1,386
New York State Environmental Facilities Corp. Revenue Taxable 5.000%, 6/15/51	1,070	1,161
		2,547

Texas—0.5%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	255	195
State of Texas, General Obligation Taxable 3.211%, 4/1/44	80	63
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	205	146
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	80	73
		477

	Par Value	Value

Virginia—0.3%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	$ 285	$ 242
Total Municipal Bonds (Identified Cost $5,254)		4,611

Foreign Government Securities—1.0%
Dominican Republic 144A 4.875%, 9/23/32(1)	420	347
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	200	180
United Mexican States 2.659%, 5/24/31	425	344
Total Foreign Government Securities (Identified Cost $985)		871

Mortgage-Backed Securities—22.8%
Agency—0.2%
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	6	6
Pool #535371 6.500%, 5/1/30	—(3)	—(3)
Pool #590108 7.000%, 7/1/31	3	3
Pool #880117 5.500%, 4/1/36	21	22
Pool #909092 6.000%, 9/1/37	9	9
Pool #909220 6.000%, 8/1/38	107	110
Pool #938574 5.500%, 9/1/36	45	47
Pool #986067 6.000%, 8/1/38	2	2
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	8	8
		207

Non-Agency—22.6%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(4)	155	144
2021-A, A1 144A 1.065%, 9/25/65(1)(4)	183	160
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(1)	193	184
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	119
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(1)	255	233
2020-SFR2, C 144A 2.533%, 7/17/37(1)	100	90
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-SFR2, D 144A 3.282%, 7/17/37(1)	$ 250	$ 228
2021-SFR2, C 144A 1.877%, 8/17/38(1)	100	84
2022-SFR1, C 144A 3.740%, 3/17/39(1)	515	455
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(4)	195	186
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	80	73
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	33	31
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	92	73
2022-1, A1B 144A 3.269%, 12/25/56(1)(4)	270	238
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 5.568%, 2/15/29(1)(4)	360	350
BX Commercial Mortgage Trust
2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.364%) 144A 5.700%, 10/15/36(1)(4)	144	141
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.296%, 2/15/39(1)(4)	302	281
BX Trust 2019-OC11, D 144A 3.944%, 12/9/41(1)(4)	715	570
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	431	366
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	89	75
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	178	155
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.065%, 5/25/34(4)	58	52
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(1)(4)	104	96
2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	113	106
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(4)	45	38
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	210	191
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	181
2020-1, A1 144A 1.832%, 3/15/50(1)	311	290
2020-3, A 144A 1.358%, 8/15/53(1)	198	175
2020-4, A 144A 1.174%, 12/15/52(1)	280	247
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 5.298%, 5/15/36(1)(4)	370	366
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(4)	$ 39	$ 35
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(4)	81	68
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	99	85
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	21	20
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	916	766
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	335	281
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(4)	42	37
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)	6	5
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	7	6
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(4)	11	10
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.118%, 2/15/38(1)(4)	395	366
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)	583	480
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 6.825%, 8/15/39(1)(4)	305	303
JPMorgan Chase Mortgage Trust
2017-1, A2 144A 3.449%, 1/25/47(1)(4)	54	47
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)	28	24
2017-5, A1 144A 3.211%, 10/26/48(1)(4)	29	28
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 5.318%, 12/15/37(1)(4)	142	135
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.118%, 5/15/36(1)(4)	215	212
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 2/25/26(1)(4)	270	256
2021-RTL2, A1 144A 2.090%, 6/25/26(1)(4)	110	103
MetLife Securitization Trust 2017-1A, M1 144A 3.441%, 4/25/55(1)(4)	305	265
MFA Trust 2020-NQM3, A1 144A 1.014%, 1/26/65(1)(4)	258	235
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	576	468
2017-3, M2 144A 3.250%, 1/25/61(1)(4)	261	234
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	155	131

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, AS 4.266%, 11/15/46	$ 360	$ 351
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	57	53
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	40	38
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	32	29
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	191	173
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	213	196
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	116	112
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(4)	46	41
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(4)	650	543
2020-1A, A1B 144A 3.500%, 10/25/59(1)(4)	220	203
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	401	346
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	255	242
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	104	97
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(4)	169	133
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	17	16
2021-NQM3, A2 144A 1.260%, 7/25/61(1)(4)	206	153
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(4)	237	219
2021-2, A1 144A 2.115%, 3/25/26(1)(4)	322	297
2021-9, A1 144A 2.363%, 10/25/26(1)(4)	122	110
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	67	60
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(4)	325	290
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(4)	157	143
Progress Residential Trust 2019-SFR3, B 144A 2.571%, 9/17/36(1)	235	223
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	95	79
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(4)	123	103
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(1)(4)	203	191
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(1)(4)	120	110
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	20	20
	Par Value	Value

Non-Agency—continued
Sequoia Mortgage Trust 2013-8, B1 3.488%, 6/25/43(4)	$ 25	$ 24
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(4)	41	39
2021-1, A3 144A 1.560%, 7/25/61(1)(4)	188	150
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	62	49
Towd Point Mortgage Trust
2016-4, B1 144A 3.890%, 7/25/56(1)(4)	310	283
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	340	317
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	460	413
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	600	513
2019-1, A1 144A 3.722%, 3/25/58(1)(4)	131	123
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	190	166
2019-4, A2 144A 3.250%, 10/25/59(1)(4)	240	202
2020-MH1, A2 144A 2.500%, 2/25/60(1)(4)	405	343
2021-1, A2 144A 2.750%, 11/25/61(1)(4)	355	278
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	171
2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	255
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	124	123
VCAT LLC 2021-NPL2, A1 144A 2.115%, 3/27/51(1)(4)	126	114
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(4)	53	48
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(4)	100	84
2019-INV2, A1 144A 2.913%, 7/25/59(1)(4)	51	49
2022-4, A1 144A 4.474%, 4/25/67(1)(4)	215	207
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	80	72
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	200	191
		19,363

Total Mortgage-Backed Securities (Identified Cost $22,015)		19,570

Asset-Backed Securities—11.5%
Automobiles—3.9%
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)	250	248

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
American Credit Acceptance Receivables Trust 2022-1, D 144A 2.460%, 3/13/28(1)	$ 270	$ 243
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)	180	178
2019-3A, D 144A 3.040%, 4/15/25(1)	199	197
2021-N3, D 1.580%, 6/12/28	220	198
CPS Auto Receivables Trust 2019-D, E 144A 3.860%, 10/15/25(1)	265	258
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(1)	265	252
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	300	284
2022-1A, C 144A 3.130%, 5/15/28(1)	270	252
Flagship Credit Auto Trust 2019-2, C 144A 3.090%, 5/15/25(1)	96	96
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(1)	215	200
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(1)	22	22
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	270	243
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	253	242
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	8	8
United Auto Credit Securitization Trust 2021-1, C 144A 0.840%, 6/10/26(1)	209	207
Westlake Automobile Receivables Trust 2021-3A, D 144A 2.120%, 1/15/27(1)	265	240
		3,368

Consumer Loans—0.6%
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	256	255
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	270	236
Upstart Securitization Trust 2021-1, A 144A 0.870%, 3/20/31(1)	8	9
		500

Credit Card—0.6%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	280	256
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	280	262
		518

Equipment—0.4%
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(1)	385	369
	Par Value	Value

Other—5.9%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	$ 22	$ 22
2019-A, A 144A 3.140%, 7/16/40(1)	62	58
2019-A, C 144A 4.010%, 7/16/40(1)	265	244
2020-AA, B 144A 2.790%, 7/17/46(1)	270	237
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	71	69
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(1)	241	224
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	162	138
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(1)	285	264
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	92	84
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	37	36
2021-1A, A 144A 1.270%, 5/15/41(1)	140	126
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	320	277
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	194	174
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	220	182
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	240	218
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	66	62
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	212	177
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	223	188
NMEF Funding LLC
2019-A, C 144A 3.300%, 8/17/26(1)	166	165
2022-A, B 144A 3.350%, 10/16/28(1)	260	236
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(1)	44	44
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	273	257
Pawneee Equipment Receivables Series LLC 2022-1, B 144A 5.400%, 7/17/28(1)	300	290
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	335	326
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	142	119
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(1)	130	127
2022-1A, B 144A 3.040%, 7/24/28(1)	425	400

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	$ 390	$ 314
		5,058

Student Loan—0.1%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(1)	87	78
Total Asset-Backed Securities (Identified Cost $10,681)		9,891

Corporate Bonds and Notes—32.3%
Communication Services—0.4%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	23	22
144A 4.750%, 3/1/30(1)	120	103
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	200	178
		303

Consumer Discretionary—1.4%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	305	285
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	80	64
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	361	282
Ford Motor Co. 4.750%, 1/15/43	110	79
M/I Homes, Inc. 4.950%, 2/1/28	195	173
PulteGroup, Inc. 6.375%, 5/15/33	355	354
		1,237

Consumer Staples—1.1%
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	290	277
BAT Capital Corp. 7.750%, 10/19/32	308	331
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	90	84
Church & Dwight Co., Inc. 5.000%, 6/15/52	295	276
		968

Energy—4.2%
Aker BP ASA 144A 2.000%, 7/15/26(1)	285	252
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	185	184
BP Capital Markets plc 4.875% (5)	235	206
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	110	106
CrownRock LP 144A 5.000%, 5/1/29(1)	135	121
	Par Value	Value

Energy—continued
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	$ 170	$ 146
Enbridge, Inc. 7.625%, 1/15/83	320	316
Energy Transfer LP Series H 6.500% (5)	230	198
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)	195	188
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	355	277
HF Sinclair Corp. 5.875%, 4/1/26	255	255
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	215	234
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	500	493
Petroleos Mexicanos 7.690%, 1/23/50	275	190
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	250	204
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	33	32
USA Compression Partners LP 6.875%, 4/1/26	125	120
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	125	109
		3,631

Financials—10.6%
Allstate Corp. (The) Series B 5.750%, 8/15/53	310	291
Ally Financial, Inc. Series B 4.700% (5)	339	227
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	270	258
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	270	232
Banco Mercantil del Norte S.A. 144A 6.625% (1)(5)	235	194
Bank of America Corp. 2.687%, 4/22/32	975	780
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	430	413
Barclays plc 7.437%, 11/2/33	200	210
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	179
Blackstone Private Credit Fund 2.625%, 12/15/26	144	119
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	175	130
Brookfield Finance, Inc. 2.724%, 4/15/31	220	176
Capital One Financial Corp. 2.359%, 7/29/32	272	196
Charles Schwab Corp. (The) Series H 4.000% (5)	335	267
Citadel LP 144A 4.875%, 1/15/27(1)	230	214
Citigroup, Inc. 3.980%, 3/20/30	275	248

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)	$ 290	$ 268
Discover Financial Services 6.700%, 11/29/32	176	179
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	90	90
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	280	252
Goldman Sachs Group, Inc. (The) 1.992%, 1/27/32	330	251
Jefferies Financial Group, Inc. 2.625%, 10/15/31	160	122
JPMorgan Chase & Co.
5.717%, 9/14/33	255	249
1.953%, 2/4/32	375	287
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	155	130
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	305	248
Lincoln National Corp. (3 month LIBOR + 2.040%) 6.283%, 4/20/67(4)	315	227
MetLife, Inc. Series G 3.850% (5)	185	172
Morgan Stanley 6.375%, 7/24/42	260	282
Northern Trust Corp. 6.125%, 11/2/32	240	253
OneMain Finance Corp. 6.875%, 3/15/25	155	149
OWL Rock Core Income Corp. 4.700%, 2/8/27	185	167
Prudential Financial, Inc.
5.625%, 6/15/43	330	324
5.125%, 3/1/52	88	80
6.000%, 9/1/52	44	43
State Street Corp. 4.164%, 8/4/33	150	139
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	293
Toronto-Dominion Bank (The) 8.125%, 10/31/82	235	244
Wells Fargo & Co. Series BB 3.900% (5)	365	320
Zions Bancorp NA 3.250%, 10/29/29	250	204
		9,107

Health Care—2.4%
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	195	167
CVS Health Corp. 4.300%, 3/25/28	215	208
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	305	253
GE HealthCare Technologies, Inc. 144A 5.857%, 3/15/30(1)	205	210
HCA, Inc. 5.250%, 6/15/49	170	145
Illumina, Inc. 2.550%, 3/23/31	373	299
	Par Value	Value

Health Care—continued
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(6)	$ 70	$ 53
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	175	152
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)	365	279
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	107	100
Viatris, Inc.
2.300%, 6/22/27	226	193
144A 2.300%, 6/22/27(1)	2	1
		2,060

Industrials—3.8%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	409	389
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	245	214
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	260	237
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	225	187
Boeing Co. (The) 5.930%, 5/1/60	219	199
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	280	228
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	5	5
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	240	196
Ferguson Finance plc 144A 4.650%, 4/20/32(1)	370	337
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	215	170
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	354	292
Masco Corp. 3.125%, 2/15/51	185	115
Pentair Finance S.a.r.l. 5.900%, 7/15/32	200	196
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	150	139
Sempra Global 144A 3.250%, 1/15/32(1)	339	270
TransDigm, Inc. 5.500%, 11/15/27	100	94
		3,268

Information Technology—2.3%
CDW LLC 3.569%, 12/1/31	287	236
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	125	115
Dell International LLC 8.100%, 7/15/36	197	221
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	213	194
HP, Inc. 5.500%, 1/15/33	260	244

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Kyndryl Holdings, Inc. 2.700%, 10/15/28	$ 198	$ 149
Leidos, Inc. 2.300%, 2/15/31	360	276
Motorola Solutions, Inc. 4.600%, 5/23/29	180	171
Oracle Corp.
6.250%, 11/9/32	325	340
3.850%, 4/1/60	60	40
		1,986

Materials—2.8%
Albemarle Corp. 5.050%, 6/1/32	230	217
ArcelorMittal S.A. 6.800%, 11/29/32	200	199
Avient Corp. 144A 7.125%, 8/1/30(1)	155	152
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	300	271
Celanese U.S. Holdings LLC 6.165%, 7/15/27	120	118
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	140	140
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	215	200
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	190	155
International Flavors & Fragrances, Inc.
144A 2.300%, 11/1/30(1)	340	270
144A 3.468%, 12/1/50(1)	115	78
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	290	262
Suzano Austria GmbH 2.500%, 9/15/28	110	92
Teck Resources Ltd. 6.125%, 10/1/35	265	262
		2,416

Real Estate—2.0%
EPR Properties 4.750%, 12/15/26	185	166
GLP Capital LP
5.750%, 6/1/28	136	133
3.250%, 1/15/32	33	26
Kite Realty Group Trust 4.750%, 9/15/30	255	225
MPT Operating Partnership LP 3.500%, 3/15/31	190	130
Office Properties Income Trust 4.500%, 2/1/25	190	172
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	330	252
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	355	260
VICI Properties LP
4.950%, 2/15/30	175	167
	Par Value	Value

Real Estate—continued
5.125%, 5/15/32	$ 175	$ 162
		1,693

Utilities—1.3%
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	190	178
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	200	211
Puget Energy, Inc.
2.379%, 6/15/28	204	174
4.224%, 3/15/32	158	140
Southern Co. (The) Series 21-A 3.750%, 9/15/51	359	290
Vistra Corp. 144A 8.000% (1)(5)	100	95
		1,088

Total Corporate Bonds and Notes (Identified Cost $31,205)		27,757

Leveraged Loans—5.0%
Aerospace—0.6%
Air Canada (3 month LIBOR + 3.500%) 8.130%, 8/11/28(4)	30	29
Brown Group Holding LLC (1 month LIBOR + 2.500%) 6.884%, 6/7/28(4)	92	91
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 7.993%, 10/20/27(4)	120	122
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 9.996%, 6/21/27(4)	108	111
TransDigm, Inc. Tranche E (3 month LIBOR + 2.250%) 6.980%, 5/30/25(4)	122	120
		473

Chemicals—0.3%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.173%, 11/8/27(4)	278	274
Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 6.500% - 6.880%, 2/11/28(4)	123	121
Energy—0.2%
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 7.743%, 12/21/28(4)	124	118
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 7.924%, 10/5/28(4)	98	96
		214

Financials—0.2%
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 7.077%, 6/15/25(4)	87	85

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Citadel Securities LP Tranche B (1 month Term SOFR + 3.114%) 7.438%, 2/2/28(4)	$ 71	$ 70
		155

Food / Tobacco—0.2%
Hostess Brands LLC 2019, Tranche B (1-3 month LIBOR + 2.250%) 6.634% - 6.665%, 8/3/25(4)	169	168
Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 6.024%, 7/1/26(4)	147	146
Gaming / Leisure—0.6%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 7.134%, 12/23/24(4)	169	169
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 6.173%, 6/22/26(4)	125	124
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 7.417%, 4/13/29(4)	65	64
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 6.640%, 2/8/27(4)	122	119
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.110%, 4/29/26(4)	81	80
		556

Health Care—0.3%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 6.875%, 1/4/26(4)	64	62
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 8.165%, 11/16/25(4)	104	98
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.600%) 6.923%, 4/20/29(4)	94	94
		254

Housing—0.1%
Standard Industries, Inc. (3 month LIBOR + 2.250%) 6.425%, 9/22/28(4)	124	122
Information Technology—0.8%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.080%, 9/18/26(4)	223	222
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 2.250%) 6.634%, 9/21/28(4)	124	123
Open Text Corp. (3 month LIBOR + 3.750%) 0.000%, 8/25/29(4)	80	78
Sophia LP Tranche B (1 month LIBOR + 3.500%) 8.230%, 10/7/27(4)	122	117
	Par Value	Value

Information Technology—continued
UKG, Inc. 2021-2, First Lien (3 month LIBOR + 3.250%) 6.998%, 5/4/26(4)	$ 122	$ 116
		656

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 7.409%, 10/8/27(4)	84	82
NCR Corp. (3 month LIBOR + 2.500%) 6.920%, 8/28/26(4)	108	105
		187

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 6.884%, 9/18/26(4)	74	73
Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.384%, 8/2/27(4)	114	110
Media / Telecom - Wireless Communications—0.3%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 6.140%, 4/11/25(4)	221	220
Service—0.4%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 7.639%, 2/6/26(4)	121	119
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 7.730%, 11/23/28(4)	123	120
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 8.134%, 2/1/28(4)	85	83
		322

Transportation - Automotive—0.2%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 6.384%, 11/2/23(4)	139	136
Utilities—0.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.134%, 8/1/25(4)	123	121
Total Leveraged Loans (Identified Cost $4,349)		4,308

	Shares
Preferred Stocks—1.0%
Financials—0.6%
JPMorgan Chase & Co. Series HH, 4.600%	106(7)	93
MetLife, Inc. Series D, 5.875%	108(7)	103

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value
Financials—continued
Truist Financial Corp. Series Q, 5.100%	310(7)	$ 287
		483

Industrials—0.4%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.099%(4)	351(7)	345
Total Preferred Stocks (Identified Cost $848)		828

Total Long-Term Investments—92.2% (Identified Cost $89,446)		79,155

Short-Term Investment—2.3%
Money Market Mutual Fund—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(8)	1,978,590	1,979
Total Short-Term Investment (Identified Cost $1,979)		1,979

TOTAL INVESTMENTS—94.5% (Identified Cost $91,425)		$81,134
Other assets and liabilities, net—5.5%		4,748
NET ASSETS—100.0%		$85,882

Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to a value of $39,593 or 46.1% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Amount is less than $500.
(4)	Variable rate security. Rate disclosed is as of December 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.
(7)	Value shown as par value.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Canada	2
Mexico	1
United Kingdom	1
Bermuda	1
Indonesia	1
Luxembourg	1
Other	1
Total	100%
† % of total investments as of December 31, 2022.

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$9,891	$—	$9,891
Corporate Bonds and Notes	27,757	—	27,757
Foreign Government Securities	871	—	871
Leveraged Loans	4,308	—	4,308
Mortgage-Backed Securities	19,570	—	19,570
Municipal Bonds	4,611	—	4,611
U.S. Government Securities	11,319	—	11,319
Equity Securities:
Preferred Stocks	828	—	828
Money Market Mutual Fund	1,979	1,979	—
Total Investments	$81,134	$1,979	$79,155
There were no securities valued using  significant unobservable inputs (Level 3) at December 31, 2022.
Security held by the Fund with an end of period value of $343 was transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fundcalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.